Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands	Apr. 01, 2021	Oct. 22, 2019
TurnKey
Business Acquisition [Line Items]
Cash consideration paid	$ 45,000
Fair value of Vacasa's common units issued	573,800
Total purchase consideration	$ 618,800
Wyndham Vacation Rentals
Business Acquisition [Line Items]
Cash consideration paid		$ 156,404
Fair value of Vacasa's common units issued		1,172
Total purchase consideration		$ 157,576